DISPOSAL OF ASSETS - Narrative (Details) ฿ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Mar. 31, 2020 THB (฿)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about investment property [line items]
Fair value uplift, property, plant and equipment			$ (11)
39 MW Portfolio - Thailand
Disclosure of detailed information about investment property [line items]
Total consideration	฿ 3,079	$ 94
Proportion of ownership interest in joint venture	31.00%	31.00%
Losses on disposals of investments		$ 12
Proceeds from sales of investments accounted for using equity method		4
Fair value uplift, property, plant and equipment		42
Reversal of impairment loss recognised in other comprehensive income, property, plant and equipment		$ 13